Supplementary Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Quarterly Data

Quarterly data (unaudited)

	Quarters Ended
	March 30	June 30	September 30	December 31
	(In thousands, except per unit amounts)
2011
Oil and natural gas sales	$7,157	$9,110	$9,775	$11,989
Realized gain (loss) on oil derivatives	(83)	(631)	(84)	(1,359)
Unrealized gain (loss) on oil derivatives	(1,153)	2,198	8,354	(5,962)
Total revenues and other	5,921	10,677	18,045	4,668
Total expenses(1)	4,139	3,823	4,975	7,570
Net income (loss)	1,970	8,276	11,706	(2,984)
Net income (loss) per unit:	1,931	8,110	11,472	(2,924)
Basic and diluted	$0.11	$0.46	$0.65	$(0.17)
2010
Oil and natural gas sales	3,832	4,453	4,209	5,778
Realized gain (loss) on oil derivatives	(72)	(18)	4	(4)
Unrealized gain (loss) on oil derivatives	106	439	(364)	(889)
Total revenues and other	3,866	4,874	3,849	4,885
Total expenses(1)	3,886	4,147	3,996	5,688
Net income (loss)	610	882	72	(486)
Net income (loss) per unit:	598	864	71	(476)
Basic and diluted	$0.03	$0.05	$0.00	$(0.03)

(1)	Includes the following expenses: lease operating, production taxes, dry holes and abandonments, geological and geophysical, depreciation, depletion and amortization, accretion, general and administrative, and impairment.

Supplementary Oil and Natural Gas Activities

Supplementary oil and natural gas activities

	Mid-Con Energy Partners, LP			Mid-Con Energy Corporation
	Year Ended December 31		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	2011	2010
	(in thousands)
Property acquisition costs:
Proved	$15,729	$6,483	$642	$1,080
Unproved	—	1	4	—
Exploration	—	912	—	—
Development	30,754	16,843	3,099	11,570
Asset retirement obligations	686	353	101	36

Total costs incurred	$47,169	$24,592	$3,846	$12,686

Changes in Estimated Proved Oil and Natural Gas Reserves

information becomes available. An analysis of the change in estimated quantities of oil and gas reserves, all of which are located within the United States, are presented below for the periods indicated:

	Oil (MBbls)	Gas (MMcf)	MBoe(1)
Proved developed and undeveloped reserves:
MID-CON ENERGY CORPORATION:
As of July 1, 2008	5,339	1,772	5,634
Revisions of previous estimates	(618)	(517)	(704)
Extensions, discoveries and other additions	300	2	301
Purchases of minerals in place	—	—	—
Production	(153)	(341)	(210)

As of June 30, 2009	4,868	916	5,021

MID-CON ENERGY PARTNERS:
As of July 1, 2009	4,868	916	5,021
Revisions of previous estimates	1,293	29	1,298
Extensions, discoveries and other additions	113	4	114
Purchases of minerals in place	12	—	12
Production	(87)	(140)	(110)

As of December 31, 2009	6,199	809	6,335
Revisions of previous estimates	(469)	728	(348)
Extensions, discoveries and other additions	765	—	765
Purchases of minerals in place	740	—	740
Production	(228)	(191)	(261)

As of December 31, 2010	7,007	1,346	7,231
Revisions of previous estimates	740	(370)	678
Extensions, discoveries and other additions	1,704	—	1,704
Purchases of minerals in place	971	140	994
Sales of minerals in place	(79)	(276)	(124)
Production	(407)	(164)	(434)

As of December 31, 2011	9,936	676	10,049

Proved developed reserves:
July 1, 2008 (Mid-Con Energy Corporation)	2,855	976	3,018
July 1, 2009	2,489	834	2,628
December 31, 2009	2,513	809	2,649
December 31, 2010	3,601	1,346	3,825
December 31, 2011	6,835	676	6,948
Proved undeveloped reserves:
July 1, 2008 (Mid-Con Energy Corporation)	2,484	796	2,616
July 1, 2009	2,379	82	2,393
December 31, 2009	3,686	—	3,686
December 31, 2010	3,406	—	3,406
December 31, 2011	3,101	—	3,101

(1)	Estimated quantities of oil and natural gas reserves in MBoe equivalents at a rate of six Mcf per Bbl.

Standardized Measure of Discounted Future Net Cash Flow Relating to Estimated Proved Oil and Natural Gas Reserves

The standardized measure of discounted future net cash flow relating to estimated proved oil and natural gas reserves is presented below for the periods indicated:

	Mid-Con Energy Partners, LP.			Mid-Con Energy Corporation
	Year Ended		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	December 31, 2011	December 31, 2010
	(in thousands)
Future cash inflows	$930,788	$529,309	$343,595	$320,413
Future production costs	(297,490)	(152,913)	(109,344)	(101,045)
Future development costs	(34,504)	(26,802)	(26,447)	(13,673)
Future income tax expense	—	—	—	(66,268)

Future net cash flow	598,794	349,594	207,804	139,427
10% discount for estimated timing of cash flow	(270,563)	(165,932)	(102,004)	(61,547)

Standardized measure of discounted cash flow	$328,231	$183,662	$105,800	$77,880

Changes in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves

Changes in the standardized measure of discounted future net cash flow relating to proved oil and gas reserves is presented below for the periods indicated:

	Mid-Con Energy Partners			Mid-Con Energy Corporation
	Year Ended		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	December 31, 2011	December 31, 2010
	(in thousands)
Standardized measure of discounted future net cash flow, beginning of period	$183,662	$105,800	$77,880	$189,337
Changes in the year resulting from:
Sales, less production costs	(27,671)	(11,212)	(3,772)	(6,418)
Revisions of previous quantity estimates	26,960	(9,278)	24,394	(16,928)
Extensions, discoveries and improved recovery	26,128	16,562	280	3,264
Net change in prices and production costs	79,618	44,773	(16,860)	(172,916)
Net change in income taxes	—	—	36,447	72,238
Changes in estimated future development costs	(30,521)	(2,170)	(11,081)	(2,795)
Previously estimated development costs incurred during the period	31,968	9,242	2,212	10,795
Purchases of minerals in place	20,200	22,330	161	—
Accretion of discount	18,366	10,580	11,433	29,802
Timing differences and other	(479)	(2,965)	(15,294)	(28,499)

Standardized measure of discounted future net cash flow, end of year	$328,231	$183,662	$105,800	$77,880